Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Insurance revenue	$ 31,064.1	$ 26,934.8
Insurance service expenses	(24,866.8)	(21,944.1)
Net insurance result	6,197.3	4,990.7
Cost of reinsurance	(6,197.7)	(4,977.4)
Recoveries of insurance service expenses	4,453.2	3,943.7
Net reinsurance result	(1,744.5)	(1,033.7)
Insurance service result	4,452.8	3,957.0
Other insurance operating expenses	(1,182.9)	(966.4)
Net finance expense from insurance contracts	(1,754.9)	(2,152.7)
Net finance income from reinsurance contract assets held	475.0	547.1
Total	1,990.0	1,385.0
Investment income
Interest and dividends	2,511.9	1,896.2
Share of profit of associates	956.3	1,022.2
Net gains on investments	1,067.2	1,949.5
Total	4,535.4	4,867.9
Other revenue and expenses
Non-insurance revenue	6,682.8	6,614.5
Non-insurance expenses	(6,470.5)	(6,568.7)
Gain on sale and consolidation of insurance subsidiaries		549.8
Interest expense	(649.0)	(510.0)
Corporate and other expenses	(450.2)	(430.2)
Total	(886.9)	(344.6)
Earnings before income taxes	5,638.5	5,908.3
Provision for income taxes	(1,375.6)	(813.4)
Net earnings	4,262.9	5,094.9
Attributable to:
Shareholders of Fairfax	3,874.9	4,381.8
Non-controlling interests	388.0	713.1
Net earnings	$ 4,262.9	$ 5,094.9
Net earnings per share (in dollars per share)	$ 173.41	$ 186.87
Net earnings per diluted share (in dollars per share)	160.56	173.24
Cash dividends paid per share (in dollars per share)	$ 15	$ 10
Shares outstanding (000) (weighted average) (in shares)	22,373,092	23,182,558